UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	August 13, 2008

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $182,541

List of Other Included Managers:

None

                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AMERICAN EXPRESS CO. CMN              COM  025816109  15,934,000  423,000    SH         SOLE                 423,000
AMERIPRISE FINANCIAL, INC. CMN        COM  03076C106  8,602,000   211,500    SH         SOLE                 211,500
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409  8,201,000   528,750    SH         SOLE                 528,750
ASSURANT INC. CMN                     COM  04621X108  6,975,000   105,749    SH         SOLE                 105,749
THE BANK OF NY MELLON CORP CMN        COM  064058100  16,037,000  423,915    SH         SOLE                 423,915
BLACKSTONE GROUP INC (THE) CMN        COM  09253U108  3,851,000   211,500    SH         SOLE                 211,500
BROADRIDGE FINANCIAL SOLUTIONS IN C   COM  11133T103  12,715,000  604,044    SH         SOLE                 604,044
CME GROUP INC. CMN CLASS A            COM  12572Q105  8,104,000   21,150     SH         SOLE                 21,150
DST SYSTEM INC COMMON STOCK           COM  233326107  9,703,000   176,250    SH         SOLE                 176,250
DISCOVER FINANCIAL SERVICES CMN       COM  254709108  11,606,000  881,249    SH         SOLE                 881,249
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106  15,613,000  423,000    SH         SOLE                 423,000
LEGG MASON INC CMN                    COM  524901105  6,143,000   141,000    SH         SOLE                 141,000
PHH CORPORATION CMN                   COM  693320202  6,493,000   422,999    SH         SOLE                 422,999
PMA CAPITAL CORPORATION CL-A CMN CL   COM  693419202  2,597,000   282,004    SH         SOLE                 282,004
PEOPLES UNITED FINANCIAL INC CMN      COM  712704105  1,650,000   105,750    SH         SOLE                 105,750
PHOENIX COS INC CMN                   COM  71902E109  8,048,000   1,057,497  SH         SOLE                 1,057,497
SEI INVESTMENTS CO CMN                COM  784117103  88,000      3,736      SH         SOLE                 3,736
SLM CORPORATION CMN                   COM  78442P106  5,457,000   282,000    SH         SOLE                 282,000
SAFETY INSURANCE GROUP, INC. CMN      COM  78648T100  2,514,000   70,505     SH         SOLE                 70,505
CHARLES SCHWAB CORPORATION CMN        COM  808513105  10,861,000  528,750    SH         SOLE                 528,750
TOTAL SYS SVC INC CMN                 COM  891906109  8,224,000   370,125    SH         SOLE                 370,125
UNITED AMERICA INDEMNITY LTD CMN CL   COM  90933T109  7,299,000   545,926    SH         SOLE                 545,926
UBS AG CMN                            COM  H89231338  5,826,000   282,003    SH         SOLE                 282,003